[AIM LOGO APPEARS HERE]               Dear Shareholder:
--Registered Trademark--
                 [PHOTO of            As the end of the six-month reporting
             Charles T. Bauer         period arrived, the U.S. economy continued
              Chairman of the         to move ahead at a lively pace. The
LETTER       Board of The Fund        Federal Reserve Board (the Fed) increased
TO OUR        APPEARS HERE]           the key federal funds rate a total of 75
SHAREHOLDERS                          basis points during 1999. At the
             beginning of this reporting period, the Fed's primary focus was to stabilize the markets in anticipation of a potential Y2K-related liquidity crisis. Y2K thankfully turned out to be a non-event. As
             2000 began, the robust domestic economy (coupled with inflationary tendencies in certain commodity prices) compelled the Fed to increase the federal funds rate 25 basis points on March 21 to 6.00%. The Fed will most likely continue to increase short-term rates to contain the equity markets' high growth performance; there is a strong consensus among financial markets that the Fed will increase rates by 25 basis points at the May 16 meeting. If the rate hikes do halt or slow the equity markets' activity, the money market sector anticipates more incoming cash as the year progresses.

             YOUR INVESTMENT PORTFOLIO

             Through a combination of short-term cash-management vehicles and the selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The portfolio's weighted average maturity (WAM) was kept at a moderate length for much of the period due to concerns about an increase in short-term interest rates. The WAM remained in the 18- to 31-day range, closing the period at 31 days. The portfolio's Personal Investment Class outperformed its comparative indexes as of February 29, 2000, as shown in the table. Net assets of the Personal Investment Class stood at $283.8 million at the close of the reporting period.
               The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to IBC Financial Data, Inc.
               The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests only in direct obligations of the U.S. Treasury and in repurchase agreements secured by such obligations. Government securities, such as U.S. Treasury bills and notes, offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

             YIELDS AS OF 2/29/00

                                                     Average          Seven-Day
                                                  Monthly Yield         Yield
             Treasury Portfolio                       5.07%            5.13%
             Personal Investment Class

             IBC Money Fund Averages(TM) -            4.93%            4.98%
             U.S. Treasury/Repurchase
             Agreements

             IBC Money Fund Averages(TM) -            5.26%            5.32%
             Government Only/Institutions Only


                                                                     (continued)

             OUTLOOK FOR THE FUTURE

             Gross domestic product growth for the fourth quarter of 1999 was at an annualized rate of 7.3%, and for the year 4.2%. There is no evidence of a slowdown; there is no inventory drop-off, and consumer spending continues to increase. February's rate increase has had a minimal effect on the U.S. economy, which continues full steam ahead. The Fed will probably continue to raise interest rates until a substantial correction occurs within the equity markets. In February, the current period of economic expansion became the longest in U.S. history. Many analysts expect this growth to continue through at least the first half of 2000. It seems that the same story that dogged markets in 1999 is so far continuing, with persistent upward pressure on interest rates.
               We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. If you have any questions, please contact one of our representatives at 800-659-1005 if we may help.

             Respectfully submitted,


             /s/ CHARLES T. BAUER
             Charles T. Bauer
             Chairman

SCHEDULE OF INVESTMENTS
February 29, 2000
(Unaudited)

                                                     PAR
                                         MATURITY   (000)      VALUE
U.S. TREASURY SECURITIES - 22.99%

U.S. TREASURY BILLS(A) - 11.02%

 5.04%                                   03/30/00 $100,000 $   99,594,000
-------------------------------------------------------------------------
 5.07%                                   03/30/00  200,000    199,183,167
-------------------------------------------------------------------------
 5.12%                                   03/30/00   90,000     89,628,800
-------------------------------------------------------------------------
 5.69%                                   04/27/00   50,000     49,549,937
-------------------------------------------------------------------------
 5.35%                                   05/25/00   50,000     49,368,993
-------------------------------------------------------------------------
 5.70%                                   08/03/00   50,000     48,773,993
-------------------------------------------------------------------------
 5.84%                                   03/01/01   50,000     47,047,556
-------------------------------------------------------------------------
                                                              583,146,446
-------------------------------------------------------------------------

U.S. TREASURY NOTES - 11.97%

 6.75%                                   04/30/00   50,000     50,109,315
-------------------------------------------------------------------------
 6.38%                                   05/15/00   30,000     30,055,060
-------------------------------------------------------------------------
 6.25%                                   05/31/00   25,000     25,048,290
-------------------------------------------------------------------------
 5.38%                                   06/30/00   75,000     74,993,804
-------------------------------------------------------------------------
 6.13%                                   07/31/00   55,000     55,121,616
-------------------------------------------------------------------------
 8.75%                                   08/15/00   50,000     50,708,459
-------------------------------------------------------------------------
 6.25%                                   08/31/00   50,000     50,152,662
-------------------------------------------------------------------------
 4.50%                                   09/30/00   50,000     49,541,567
-------------------------------------------------------------------------
 6.13%                                   09/30/00   50,000     50,026,378
-------------------------------------------------------------------------
 4.00%                                   10/31/00   75,000     73,934,428
-------------------------------------------------------------------------
 5.75%                                   11/15/00   50,000     49,819,979
-------------------------------------------------------------------------
 4.63%                                   11/30/00   75,000     74,116,153
-------------------------------------------------------------------------
                                                              633,627,711
-------------------------------------------------------------------------
 Total U.S. Treasury Securities (Cost $1,216,774,157)       1,216,774,157
-------------------------------------------------------------------------
 Total Investments (excluding Repurchase Agreements)        1,216,774,157
-------------------------------------------------------------------------

REPURCHASE AGREEMENTS(b) - 78.21%

Barclays Capital, Inc.(c)
 5.77%                                   03/01/00  240,000    240,000,000
-------------------------------------------------------------------------
Bear, Stearns & Co. Inc.(d)
 5.77%                                         --  150,000    150,000,000
-------------------------------------------------------------------------
Chase Securities Inc.(e)
 5.77%                                   03/01/00  240,000    240,000,000
-------------------------------------------------------------------------
CIBC Oppenheimer Corp.(f)
 5.77%                                   03/01/00  240,000    240,000,000
-------------------------------------------------------------------------
Credit Suisse First Boston Corp.(g)
 5.80%                                   03/01/00  200,000    200,000,000
-------------------------------------------------------------------------
Deutsche Bank Securities, Inc.(h)
 5.77%                                         --  800,000    800,000,000
-------------------------------------------------------------------------
Dresdner Kleinwort Benson NA LLC(i)
 5.77%                                   03/01/00  240,000    240,000,000
-------------------------------------------------------------------------

                                                        PAR
                                            MATURITY   (000)      VALUE
REPURCHASE AGREEMENTS(b) - (Continued)

First Union Capital Markets(j)
 5.77%                                      03/01/00 $150,000 $  150,000,000
-----------------------------------------------------------------------------
Salomon Smith Barney, Inc.(k)
 5.76%                                      03/01/00  448,193    448,192,966
-----------------------------------------------------------------------------
Schroders & Co., Inc.(l)
 5.77%                                      03/01/00  240,000    240,000,000
-----------------------------------------------------------------------------
Societe Generale Cowen Securities Corp.(m)
 5.77%                                      03/01/00  250,000    250,000,000
-----------------------------------------------------------------------------
Warburg Dillon Read LLC(n)
 5.77%                                      03/01/00  700,000    700,000,000
-----------------------------------------------------------------------------
WestDeutsche Landesberg Girozentrale(o)
 5.77%                                      03/01/00  240,000    240,000,000
-----------------------------------------------------------------------------
 Total Repurchase Agreements (Cost $4,138,192,966)             4,138,192,966
-----------------------------------------------------------------------------
TOTAL INVESTMENTS - 101.20% (Cost $5,354,967,123)              5,354,967,123
-----------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (1.20)%                          (63,705,913)
-----------------------------------------------------------------------------
NET ASSETS - 100.00%                                          $5,291,261,210
-----------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS:

(a) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Repurchase agreement entered into 02/29/00 with a maturing value of $240,038,467. Collateralized by $229,976,000 U.S. Government obligations, 0% to 13.125% due 04/20/00 to 08/15/22 with an aggregate market value at 02/29/00 of $244,603,870.
(d) Open repurchase agreement entered into 08/27/97; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $439,862,000 U.S. Government obligations, 0% to 9.25% due 05/15/04 to 02/15/27 with an aggregate market value at 02/29/00 of $153,914,549.
(e) Repurchase agreement entered into 02/29/00 with a maturing value of $240,038,467. Collateralized by $252,383,000 U.S. Government obligations, 5.50% to 6.875% due 11/30/00 to 05/15/08 with an aggregate market value at 02/29/00 of $244,800,308.
(f) Repurchase agreement entered into 02/29/00 with a maturing value of $240,038,467. Collateralized by $242,174,000 U.S. Government obligations, 4.50% to 14.25% due 08/15/00 to 08/15/28 with an aggregate market value at 02/29/00 of $244,999,870.
(g) Repurchase agreement entered into 02/29/00 with a maturing value of $200,032,222. Collateralized by $498,102,715 U.S. Government obligations, 0% to 8.75% due 02/15/10 to 05/15/17 with an aggregate market value at 02/29/00 of $207,772,331.
(h) Open repurchase agreement entered into 07/29/98; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $803,375,000 U.S. Government obligations, 0% to 10.375% due 06/08/00 to 08/15/29 with an aggregate market value at 02/29/00 of $816,000,927.
(i) Repurchase agreement entered into 02/29/00 with a maturing value of $240,038,467. Collateralized by $222,020,000 U.S. Government obligations, 3.625% to 12.50% due 01/15/08 to 05/15/30 with an aggregate market value at 02/29/00 of $244,806,713.
(j) Repurchase agreement entered into 02/29/00 with a maturing value of $150,024,042. Collateralized by $138,456,000 U.S. Government obligations, 4.625% to 11.25% due 12/31/00 to 02/15/15 with an aggregate market value at 02/29/00 of $153,000,681.
(k) Joint repurchase agreement entered into 02/29/00 with a maturing value of $500,080,000. Collateralized by $1,248,055,000 U.S. Government obligations, 0% due 11/15/01 to 08/15/21 with an aggregate market value at 02/29/00 of $510,176,897.
(l) Repurchase agreement entered into 02/29/00 with a maturing value of $240,038,467. Collateralized by $235,553,000 U.S. Government obligations, 0% to 10.75% due 03/02/00 to 08/15/29 with an aggregate market value at 02/29/00 of $244,802,276.
(m) Repurchase agreement entered into 02/29/00 with a maturing value of $250,040,069. Collateralized by $190,057,000 U.S. Government obligations, 9.875% to 12.00% due 08/15/13 to 11/15/15 with an aggregate market value at 02/29/00 of $255,151,205.
(n) Repurchase agreement entered into 02/29/00 with a maturing value of $700,112,194. Collateralized by $723,100,000 U.S. Government obligations, 0% due 04/27/00 to 06/29/00 with an aggregate market value at 02/29/00 of $714,003,653.
(o) Repurchase agreement entered into 02/29/00 with a maturing value of $240,038,467. Collateralized by $214,272,000 U.S. Government obligations, 5.375% to 13.25% due 11/30/00 to 05/15/14 with an aggregate market value at 02/29/00 of $244,800,395.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2000
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $1,216,774,157
------------------------------------------------------------------------
Repurchase agreements                                      4,138,192,966
------------------------------------------------------------------------
Interest receivable                                            8,834,769
------------------------------------------------------------------------
Investment for deferred compensation plan                        119,214
------------------------------------------------------------------------
Other assets                                                     158,290
------------------------------------------------------------------------
  Total assets                                             5,364,079,396
------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                        47,047,556
------------------------------------------------------------------------
 Dividends                                                    24,624,673
------------------------------------------------------------------------
 Deferred compensation                                           119,213
------------------------------------------------------------------------
Accrued administrative services fees                              24,332
------------------------------------------------------------------------
Accrued advisory fees                                            261,253
------------------------------------------------------------------------
Accrued distribution fees                                        553,158
------------------------------------------------------------------------
Accrued transfer agent fees                                       44,493
------------------------------------------------------------------------
Accrued trustees' fees                                             4,471
------------------------------------------------------------------------
Accrued operating expenses                                       139,037
------------------------------------------------------------------------
  Total liabilities                                           72,818,186
------------------------------------------------------------------------
NET ASSETS                                                $5,291,261,210
========================================================================

NET ASSETS:

Institutional Class                                       $3,156,815,643
------------------------------------------------------------------------
Private Investment Class                                  $  415,681,345
========================================================================
Personal Investment Class                                 $  283,793,734
========================================================================
Cash Management Class                                     $  922,455,618
========================================================================
Reserve Class                                             $  131,289,696
========================================================================
Resource Class                                            $  381,225,174
========================================================================

SHARES OF BENEFICIAL INTEREST, $.01 PAR VALUE PER SHARE:

Institutional Class                                        3,156,588,528
========================================================================
Private Investment Class                                     415,658,564
========================================================================
Personal Investment Class                                    283,767,232
========================================================================
Cash Management Class                                        922,388,465
========================================================================
Reserve Class                                                131,286,270
========================================================================
Resource Class                                               381,194,489
========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share  $         1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended February 29, 2000
(Unaudited)

INVESTMENT INCOME:

Interest income                                       $143,990,882
-------------------------------------------------------------------

EXPENSES:

Advisory fees                                            1,556,337
-------------------------------------------------------------------
Custodian fees                                             139,371
-------------------------------------------------------------------
Administrative services fees                               147,587
-------------------------------------------------------------------
Trustees' fees                                              12,239
-------------------------------------------------------------------
Transfer agent fees                                        486,393
-------------------------------------------------------------------
Distribution fees (see Note 2)                           4,161,025
-------------------------------------------------------------------
Other                                                      336,182
-------------------------------------------------------------------
  Total expenses                                         6,839,134
-------------------------------------------------------------------
Less: Fee waivers                                       (1,311,267)
-------------------------------------------------------------------
  Net expenses                                           5,527,867
-------------------------------------------------------------------
Net investment income                                  138,463,015
-------------------------------------------------------------------
Net realized gain on sales of investments                   21,543
-------------------------------------------------------------------
Net increase in net assets resulting from operations  $138,484,558
===================================================================



See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 29, 2000 and year ended August 31, 1999 (Unaudited)

                                              FEBRUARY 29,      AUGUST 31,
                                                  2000            1999
                                              --------------  --------------
OPERATIONS:

 Net investment income                        $  138,463,015  $  252,566,461
-----------------------------------------------------------------------------
 Net realized gain on sales of investments            21,543         233,481
-----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                    138,484,558     252,799,942
-----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
  Institutional Class                            (80,040,984)   (154,878,876)
-----------------------------------------------------------------------------
  Private Investment Class                       (16,651,896)    (16,111,371)
-----------------------------------------------------------------------------
  Personal Investment Class                       (6,772,908)    (16,331,172)
-----------------------------------------------------------------------------
  Cash Management Class                          (24,321,773)    (46,789,257)
-----------------------------------------------------------------------------
  Reserve Class                                   (2,798,542)     (1,139,360)
-----------------------------------------------------------------------------
  Resource Class                                  (7,876,912)    (17,316,425)
-----------------------------------------------------------------------------
Distributions to shareholders from net
 realized gains:
  Institutional Class                                     --        (432,034)
-----------------------------------------------------------------------------
  Private Investment Class                                --         (43,761)
-----------------------------------------------------------------------------
  Personal Investment Class                               --         (47,801)
-----------------------------------------------------------------------------
  Cash Management Class                                   --        (126,796)
-----------------------------------------------------------------------------
  Resource Class                                          --         (49,581)
-----------------------------------------------------------------------------
Share transactions-net (see Note 4)               87,492,561      59,979,434
-----------------------------------------------------------------------------
  Net increase in net assets                      87,514,104      59,512,942
-----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                          5,203,747,106   5,144,234,164
-----------------------------------------------------------------------------
  End of period                               $5,291,261,210  $5,203,747,106
-----------------------------------------------------------------------------

NET ASSETS CONSIST OF:

  Shares of beneficial interest               $5,290,883,548  $5,203,390,987
=============================================================================
  Undistributed net realized gain on sales of
   investments                                       377,662         356,119
-----------------------------------------------------------------------------
                                              $5,291,261,210  $5,203,747,106
=============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
February 29, 2000
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business trust consisting of three different portfolios, each of which offers separate series of shares: the Treasury Portfolio, the Government & Agency Portfolio and the Treasury TaxAdvantage Portfolio. Information presented in these financial statements pertains only to the Treasury Portfolio (the "Portfolio"), with the assets, liabilities and operations of each portfolio being accounted for separately. The Portfolio currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                         RATE
----------------------------------------
First $300 million                 0.15%
----------------------------------------
Over $300 million to $1.5 billion  0.06%
----------------------------------------
Over $1.5 billion                  0.05%
----------------------------------------

 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended February 29, 2000, AIM was paid $147,587 for such services.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Fund. During the six months ended February 29, 2000, AFS was paid $404,304 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, 1.00%, and 0.20%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class, Personal Investment Class, and the Reserve Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that the compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class equals 0.30%, 0.50%, 0.08%, 0.80% and 0.16%, respectively, maximum annual rate of the average daily net assets attributable to such class. During the six months ended February 29, 2000, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,009,204, $713,303, $377,093, $503,175 and $246,983, respectively, as compensation under the Plan. FMC waived fees of $1,311,267 for the same period.
 Certain officers and trustees of the Trust are officers of AIM, FMC and AFS. During the six months ended February 29, 2000, the Portfolio paid legal fees of $3,626 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Fund.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Fund may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION

Changes in shares outstanding during the six months ended February 29, 2000 and the year ended August 31, 1999 were as follows:

                              FEBRUARY 29, 2000                 AUGUST 31, 1999
                        ------------------------------  --------------------------------
                            SHARES          AMOUNT          SHARES           AMOUNT
                        --------------  --------------  ---------------  ---------------
Sold:
  Institutional Class    6,283,277,548  $6,283,277,548   18,697,189,201  $18,697,189,201
----------------------------------------------------------------------------------------
  Private Investment
   Class                 2,584,222,725   2,584,222,725    1,543,792,773    1,543,792,773
----------------------------------------------------------------------------------------
  Personal Investment
   Class                 1,411,836,186   1,411,836,186    3,783,262,789    3,783,262,789
----------------------------------------------------------------------------------------
  Cash Management Class  2,235,128,555   2,235,128,555    6,593,996,488    6,593,996,488
----------------------------------------------------------------------------------------
  Reserve Class*           508,822,886     508,822,886      339,249,182      339,249,182
----------------------------------------------------------------------------------------
  Resource Class         1,692,139,653   1,692,139,653    2,625,595,247    2,625,595,247
----------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class       15,672,444      15,672,444       35,404,120       35,404,120
----------------------------------------------------------------------------------------
  Private Investment
   Class                     2,347,517       2,347,517        5,531,007        5,531,007
----------------------------------------------------------------------------------------
  Personal Investment
   Class                     5,478,587       5,478,587       14,908,717       14,908,717
----------------------------------------------------------------------------------------
  Cash Management Class      8,074,772       8,074,772       18,450,756       18,450,756
----------------------------------------------------------------------------------------
  Reserve Class*             2,695,906       2,695,906          740,689          740,689
----------------------------------------------------------------------------------------
  Resource Class             7,086,902       7,086,902       16,749,204       16,749,204
----------------------------------------------------------------------------------------
Reacquired:
  Institutional Class   (6,306,344,777) (6,306,344,777) (18,556,477,426) (18,556,477,426)
----------------------------------------------------------------------------------------
  Private Investment
   Class                (2,586,077,466) (2,586,077,466)  (1,494,418,811)  (1,494,418,811)
----------------------------------------------------------------------------------------
  Personal Investment
   Class                (1,418,454,425) (1,418,454,425)  (3,919,007,542)  (3,919,007,542)
----------------------------------------------------------------------------------------
  Cash Management Class (2,181,105,504) (2,181,105,504)  (6,685,798,097)  (6,685,798,097)
----------------------------------------------------------------------------------------
  Reserve Class*          (500,205,852)   (500,205,852)    (220,016,541)    (220,016,541)
----------------------------------------------------------------------------------------
  Resource Class        (1,677,103,096) (1,677,103,096)  (2,739,172,322)  (2,739,172,322)
----------------------------------------------------------------------------------------
Net increase                87,492,561  $   87,492,561       59,979,434  $    59,979,434
========================================================================================

* The Reserve Class commenced sales on January 4, 1999.

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Personal Investment Class outstanding during the six months ended February 29, 2000 and each of the years in the five-year period ended August 31, 1999.

                                                         AUGUST 31,
                         FEBRUARY 29,   ------------------------------------------------
                             2000         1999      1998      1997      1996      1995
                         ------------   --------  --------  --------  --------  --------
Net asset value,
 beginning of period       $   1.00     $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
-----------------------    --------     --------  --------  --------  --------  --------
Income from investment
 operations:
 Net investment income         0.02         0.04      0.05      0.05      0.05      0.05
-----------------------    --------     --------  --------  --------  --------  --------
Less distributions:
 Dividends from net
  investment income           (0.02)       (0.04)    (0.05)    (0.05)    (0.05)    (0.05)
-----------------------    --------     --------  --------  --------  --------  --------
Net asset value, end of
 period                    $   1.00     $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
-----------------------    --------     --------  --------  --------  --------  --------
Total return(a)                2.38%        4.45%     5.12%     4.95%     5.04%     5.13%
-----------------------    --------     --------  --------  --------  --------  --------
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)     $283,794     $284,932  $405,801  $322,971  $192,947  $114,527
-----------------------    --------     --------  --------  --------  --------  --------
Ratio of expenses to
 average net assets:
 Including fee waivers
  and/or expense
  reimbursements               0.60%(b)     0.59%     0.58%     0.60%     0.59%     0.60%
-----------------------    --------     --------  --------  --------  --------  --------
 Excluding fee waivers
  and/or expense
  reimbursements               0.85%(b)     0.84%     0.83%     0.86%     0.92%     0.90%
-----------------------    --------     --------  --------  --------  --------  --------
Ratio of net investment
 income to average net
 assets                        4.74%(b)     4.35%     5.01%     4.85%     4.91%     5.03%
=======================    ========     ========  ========  ========  ========  ========

(a) Not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $286,888,943.

                              TRUSTEES
Charles T. Bauer                                      Carl Frischling
Bruce L. Crockett                                    Robert H. Graham                Short-Term
Owen Daly II                                       Prema Mathai-Davis                Investments Trust
Edward K. Dunn, Jr.                                  Lewis F. Pennock                (STIT)
Jack M. Fields                                         Louis S. Sklar

                              OFFICERS

Charles T. Bauer                                             Chairman
Robert H. Graham                                            President
Gary T. Crum                                       Sr. Vice President                Treasury
Carol F. Relihan                       Sr. Vice President & Secretary                Portfolio
Dana R. Sutton                             Vice President & Treasurer                --------------------------------------------
Melville B. Cox                                        Vice President                Personal                               SEMI-
Karen Dunn Kelley                                      Vice President                Investment                            ANNUAL
J. Abbott Sprague                                      Vice President                Class                                 REPORT
Mary J. Benson         Assistant Vice President & Assistant Treasurer
Sheri Morris           Assistant Vice President & Assistant Treasurer
Renee A. Friedli                                  Assistant Secretary
P. Michelle Grace                                 Assistant Secretary                                              FEBRUARY 29, 2000
Nancy L. Martin                                   Assistant Secretary
Ofelia M. Mayo                                    Assistant Secretary
Lisa A. Moss                                      Assistant Secretary
Kathleen J. Pflueger                              Assistant Secretary
Samuel D. Sirko                                   Assistant Secretary
Stephen I. Winer                                  Assistant Secretary

                        INVESTMENT ADVISOR
                       A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173
                           800-347-1919

                          DISTRIBUTOR
                    Fund Management Company
                 11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173
                         800-659-1005

                          CUSTODIAN
                    The Bank of New York
               90 Washington Street, 11th Floor
                      New York, NY 10286

                    LEGAL COUNSEL TO FUND
            Ballard Spahr Andrews & Ingersoll, LLP
               1735 Market Street, 51st Floor
                Philadelphia, PA 19103-7599

                 LEGAL COUNSEL TO TRUSTEES
            Kramer Levin Naftalis & Frankel LLP
                     919 Third Avenue
                    New York, NY 10022

                      TRANSFER AGENT
                 A I M Fund Services, Inc.
               11 Greenway Plaza, Suite 100                                                [LOGO APPEARS HERE]
                  Houston, TX 77046-1173                                                 Fund Management Company

 This report may be distributed only to current shareholders or to persons who have received a current prospectus.


TRE-SAR-3